Note 10 - Noncontrolling Interest (Details) (The Original Owners of Powerhouse One [Member])	Mar. 31, 2015
The Original Owners of Powerhouse One [Member]
Note 10 - Noncontrolling Interest (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	11.00%